Customer Assets and Liabilities (Details) - Schedule of cash and digital positions - Nukkleus Inc.[Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of cash and digital positions [Abstract]
Customer custodial cash	$ 240,296	$ 2,020,394	$ 799,302
Customer digital currency assets	393,045	248,214	1,168,349
Total customer assets	633,341	2,268,608	1,967,651
Customer custodial cash liabilities	240,654	2,020,717	799,302
Customer digital currency liabilities	393,045	248,214	1,168,349
Total customer liabilities	$ 633,699	$ 2,268,931	$ 1,967,651